Financial risk management objectives and policies - Liquidity risk (Details) - BRL (R$) R$ in Millions	Mar. 31, 2018	Dec. 31, 2017
Loans and financing
Schedule of maturity of financial liabilities
Financial liabilities	R$ 3,387.6	R$ 3,489.9
Derivative financial instruments.
Schedule of maturity of financial liabilities
Financial liabilities	430.5	R$ 426.9
Liquidity risk
Schedule of maturity of financial liabilities
Financial liabilities	4,843.1
Liquidity risk | Loans and financing
Schedule of maturity of financial liabilities
Financial liabilities	3,387.6
Liquidity risk | Accounts payable
Schedule of maturity of financial liabilities
Financial liabilities	947.7
Liquidity risk | Derivative financial instruments.
Schedule of maturity of financial liabilities
Financial liabilities	430.5
Liquidity risk | Provisions
Schedule of maturity of financial liabilities
Financial liabilities	77.3
Liquidity risk | Immediate
Schedule of maturity of financial liabilities
Financial liabilities	931.5
Liquidity risk | Immediate | Loans and financing
Schedule of maturity of financial liabilities
Financial liabilities	173.3
Liquidity risk | Immediate | Accounts payable
Schedule of maturity of financial liabilities
Financial liabilities	737.1
Liquidity risk | Immediate | Derivative financial instruments.
Schedule of maturity of financial liabilities
Financial liabilities	21.1
Liquidity risk | Until 6 months
Schedule of maturity of financial liabilities
Financial liabilities	347.8
Liquidity risk | Until 6 months | Loans and financing
Schedule of maturity of financial liabilities
Financial liabilities	166.6
Liquidity risk | Until 6 months | Accounts payable
Schedule of maturity of financial liabilities
Financial liabilities	181.2
Liquidity risk | 7 to 12 months
Schedule of maturity of financial liabilities
Financial liabilities	296.0
Liquidity risk | 7 to 12 months | Loans and financing
Schedule of maturity of financial liabilities
Financial liabilities	241.7
Liquidity risk | 7 to 12 months | Accounts payable
Schedule of maturity of financial liabilities
Financial liabilities	29.4
Liquidity risk | 7 to 12 months | Derivative financial instruments.
Schedule of maturity of financial liabilities
Financial liabilities	24.9
Liquidity risk | 1 to 5 years
Schedule of maturity of financial liabilities
Financial liabilities	1,511.2
Liquidity risk | 1 to 5 years | Loans and financing
Schedule of maturity of financial liabilities
Financial liabilities	1,239.0
Liquidity risk | 1 to 5 years | Derivative financial instruments.
Schedule of maturity of financial liabilities
Financial liabilities	195.0
Liquidity risk | 1 to 5 years | Provisions
Schedule of maturity of financial liabilities
Financial liabilities	77.2
Liquidity risk | Up to 5 years
Schedule of maturity of financial liabilities
Financial liabilities	1,756.6
Liquidity risk | Up to 5 years | Loans and financing
Schedule of maturity of financial liabilities
Financial liabilities	1,567.0
Liquidity risk | Up to 5 years | Derivative financial instruments.
Schedule of maturity of financial liabilities
Financial liabilities	189.5
Liquidity risk | Up to 5 years | Provisions
Schedule of maturity of financial liabilities
Financial liabilities	R$ 0.1